Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Relationship with Material Related Parties	As of December 31, 2023, the name and relationship with material related parties are as follows:
Related Party	Relationship with the Company
Maya	Equity method investee of the Company
Beijing Huaxianglianxin Technology Company	Equity method investee of the Company
iQsim S.A.	Equity method investee of the Company

Schedule of Related Party Transactions	During the years ended December 31, 2021, 2022 and 2023, other than disclosed elsewhere, the Company had the following material related party transactions:
	Years ended December 31,
(In thousands)	2021	2022	2023
Revenue from provision of data connectivity services, PaaS and SaaS services and sales of terminals and data related products:
Maya	9,370	6,202	10,770
Beijing Huaxianglianxin Technology Company	984	334	36
Purchase of data connectivity service:
Maya	26	4	2
Beijing Huaxianglianxin Technology Company	87	6	—

Schedule of Related Parties Balances	The Company had the following related parties balances as of December 31, 2022 and December 31, 2023:
(In thousands)	December 31, 2022	December 31, 2023
Deposits received from related parties:
Maya	1,238	1,055
Contract liability:
Maya	222	175
Amounts payable to related parties:
Maya	1	—
Beijing Huaxianglianxin Technology Company	20	20
Amounts receivable from related parties:
Maya	684	2,943
Beijing Huaxianglianxin Technology Company	14	2